PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

	December 31, 2013	December 31, 2012
Cost	4,628.5	5,255.6
Accumulated depreciation and amortization	(2,961.3)	(3,188.4)

	1,667.2	2,067.2

Mining properties, mine development costs, mine plant facilities and mineral interests	1,638.5	2,019.3
Asset rehabilitation costs	15.9	30.2
Other non-mining assets	12.8	17.7

	1,667.2	2,067.2

Included in property, plant and equipment is:
- Cumulative capitalized interest, net of amortization	2.1	2.5
- Depreciation charge for the year on property, plant and equipment	(344.6)	(304.1)